BUSINESS ACQUISITIONS - Acquisition of Stopol (Details) - Stopol - RUB (₽) ₽ in Millions	Jul. 31, 2020	Jun. 30, 2020
Disclosure of business combinations
Ownership interest acquired (as a percentage)		100.00%
Fair values of the identifiable assets and liabilities acquired
Goodwill		₽ 282
Other non-current assets		2
Current assets		230
Cash and cash equivalents		69
Current liabilities		(262)
Total consideration		321
Fair value of contingent consideration		9
Cash paid or payable	₽ 312	₽ 312